August 12, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund (File Nos. 033-42484 and 811-06400)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Core Plus Bond Fund (each, a “Fund” and together the “Funds”), each a series of the Trust, scheduled to be held on Friday, September 25, 2020.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement between the Trust, on behalf of the Funds, and Pathstone Family Office, LLC.

Please contact the undersigned at 215.963.5886 with your questions or comments.

Very truly yours,

/s/Brian T. London

Brian T. London

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001